VOYA LETTERHEAD

LAW / PRODUCT FILING UNIT
ONE ORANGE WAY, C2N
WINDSOR, CT 06094-4774

J. NEIL MCMURDIE

SENIOR COUNSEL

PHONE:  (860) 580-2824  |  EMAIL:  NEIL.MCMURDIE@VOYA.COM

June 9, 2015

BY EDGARLINK

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:       Voya Retirement Insurance and Annuity Company

             Variable Annuity Account C

             Post-Effective Amendment No. 65 to Registration Statement on Form N-4

             Prospectus Title:  Opportunity Plus – Multiple Option Group Variable Annuity Contracts

             File Nos.:  033-75962* and 811-02513

Ladies and Gentlemen:

On behalf of Voya Retirement Insurance and Annuity Company (the "Company") and its Variable Annuity Account C (the "Account") and under the Securities Act of 1933, as amended (the "1933 Act") and the Investment Company Act of 1940, as amended (the "1940 Act"), we are submitting for filing under Rule 485(a) of the 1933 Act, Post-Effective Amendment No. 65 to the Registration Statement on Form N-4. This filing describes the Opportunity Plus – Multiple Option Group Variable Annuity Contracts (the “Contracts”).

The purpose of this filing is to:

•      Update the Service Center addresses and telephone number;

•      Change how the early withdrawal charge schedule is measured;

•      Enhance the provisions for waiving the early withdraw charge;

•      Discontinue the availability of the Dollar Cost Averaging asset allocation program;

•      Enhance the disclosures about the availability of the Asset Rebalancing asset allocation program;

•      Discontinue the availability of the Life Expectancy Option as a systematic distribution option; and

•      Increase the Fixed Account maximum transfer limit.

* Pursuant to Rule 429(a) under the Securities Act of 1933, Registrant has included a combined prospectus under this Registration Statement which includes all the information which would currently be required in a prospectus relating to the securities covered by the following earlier Registration Statement: 033-75978.

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U.S. Securities and Exchange Commission

It is proposed that this Registration Statement become effective on August 10, 2015. It would be appreciated if you could comment as soon as possible so that we might incorporate any such comments into a post-effective amendment to be filed pursuant to Rule 485(b) under the 1933 Act. At that time we will include exhibits and other required disclosures.

A copy of this Registration Statement is being sent to you under separate cover.

If you have any questions or comments, please call me at 860-580-2824.

Thank you for your consideration.

Sincerely,

/s/ J. Neil McMurdie

J. Neil McMurdie

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